Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000186848 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186848 | 205887102 | Conagra Brands, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186848 | 127097103 | Coterra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186848 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186848 | 110122108 | Bristol-Myers Squibb Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186848 | 59156R108 | MetLife, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186848 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186848 | 086516101 | Best Buy Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186848 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186848 | 617446448 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186848 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000186848 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000186848 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000186848 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000186848 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000186848 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000186848 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000186848 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000186848 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000186848 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000186848 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000186848 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000186848 | Financials
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000186848 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	12.20%
C000186848 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	86.10%
C000186848 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.70%
C000186847 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186847 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186847 | 69608A108 | Palantir Technologies, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000186847 | 61174X109 | Monster Beverage Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186847 | 337738108 | Fiserv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186847 | 219350105 | Corning, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186847 | 501044101 | Kroger Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186847 | 50212V100 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186847 | 40171V100 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186847 | 95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186847 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000186847 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186847 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000186847 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000186847 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186847 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000186847 | Communications
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000186847 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000186847 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000186847 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000186847 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000186847 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000186847 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	4.00%
C000186847 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	94.40%
C000186847 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.60%